ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement amounts and balances of the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
ASSETS
Cash and cash equivalents	¥ 4,177,890		¥ 7,165,584	¥ 6,116,360	$ 588,443
Restricted cash	3,381,107		3,346,779	¥ 2,643,587	476,219
Short term investments	15,000		57,000		2,113
Security deposit prepaid to third-party guarantee companies	207,071		396,699		29,165
Funds receivable from third party payment service providers	1,603,419		1,158,781		225,837
Accounts receivable and contract assets, net	2,909,245		2,868,625		409,759
Financial assets receivable, net	3,118,873		3,670,919
Amounts due from related parties	¥ 45,346		¥ 394,872		$ 6,387
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net	¥ 24,604,487		¥ 15,347,662		$ 3,465,470
Prepaid expenses and other assets	329,920		379,388		46,468
Accounts receivable and contract assets, net-noncurrent	146,995		261,319		20,704
Financial assets receivable, net-non current	596,330		688,843		83,991
Amounts due from related parties, non-current	¥ 4,240		¥ 33,236		$ 597
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net-noncurrent	¥ 2,898,005		¥ 3,136,994		$ 408,175
Property and equipment, net	231,221		47,602		32,567
Land use rights, net	977,461		998,185		137,673
Intangible assets	13,443		4,696		1,893
Deferred tax assets	1,067,738		1,019,171		150,388
Other non-current assets	45,901		55,658		6,465
TOTAL ASSETS	45,818,572		40,343,170		6,453,411
LIABILITIES
Accrued expenses and other current liabilities	2,016,039		2,004,551		283,953
Amounts due to related parties	¥ 80,376		¥ 113,697		$ 11,321
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]	Related Party [Member]	Related Party [Member]
Short term loans	¥ 798,586		¥ 150,000		$ 112,478
Guarantee liabilities-stand ready	3,949,601		4,120,346	¥ 4,818,144	556,290
Guarantee liabilities-contingent	3,207,264		3,418,391		451,734
Income tax payable	742,210		661,015		104,538
Deferred tax liabilities	224,823		100,835		31,666
Other long-term liabilities	102,473		39,520		14,433
TOTAL LIABILITIES	23,808,715		21,411,873		$ 3,353,388
Net cash provided by operating activities	7,118,350	$ 1,002,598	5,922,515	5,789,700
Net cash used in investing activities	(11,147,789)	(1,570,134)	(7,355,975)	(6,064,328)
Net Cash provided by (used in) Financing Activities	1,066,458	$ 150,209	3,204,068	2,263,720
Consolidated VIEs
ASSETS
Cash and cash equivalents	4,037,256		6,437,420
Restricted cash	2,148,303		2,328,673
Short term investments	15,000		57,000
Security deposit prepaid to third-party guarantee companies	207,071		396,699
Funds receivable from third party payment service providers	1,603,419		1,158,781
Accounts receivable and contract assets, net	2,282,190		1,672,232
Financial assets receivable, net	2,522,543		2,982,076
Amounts due from related parties	¥ 13,056		¥ 280,199
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net	¥ 15,286,172		¥ 5,404,966
Prepaid expenses and other assets	216,087		239,522
Accounts receivable and contract assets, net-noncurrent	135,300		261,060
Financial assets receivable, net-non current	596,330		688,843
Amounts due from related parties, non-current	¥ 4,178		¥ 32,529
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net-noncurrent	¥ 2,629,790		¥ 2,625,150
Property and equipment, net	211,041		39,840
Land use rights, net	977,461		998,185
Intangible assets	4,096		4,087
Deferred tax assets	1,005,666		951,258
Other non-current assets	23,327		37,839
TOTAL ASSETS	33,918,286		26,596,359
LIABILITIES
Accrued expenses and other current liabilities	1,805,929		1,655,653
Amounts due to related parties	¥ 80,376		¥ 113,697
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Short term loans	¥ 798,586		¥ 150,000
Guarantee liabilities-stand ready	3,949,601		4,120,346
Guarantee liabilities-contingent	3,207,264		3,418,391
Income tax payable	648,893		614,687
Other tax payable	126,765		149,570
Deferred tax liabilities	69,477		77,942
Other long-term liabilities	95,638		32,708
TOTAL LIABILITIES	10,782,529		10,332,994
Net revenue	12,902,396		12,983,458	13,674,223
Net income	3,178,907		2,443,983	5,462,150
Net cash provided by operating activities	4,406,482		3,891,528	5,431,654
Net cash used in investing activities	(11,176,472)		(6,750,277)	(1,427,958)
Net Cash provided by (used in) Financing Activities	¥ 721,352		¥ (578)	¥ 359,082
Percentage of consolidated revenues	79.00%	79.00%	78.00%	82.00%
Percentage of consolidated total assets	74.00%	74.00%	66.00%
Percentage of consolidated total liabilities	45.00%	45.00%	48.00%